Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2017	11,274,126
Balance at Dec. 31, 2017	$ 338,230	$ 284,236,597	$ (237,880,629)	$ 46,694,198
Net loss attributable to common shareholders			(1,883,010)	(1,883,010)
Share-based compensation (in shares)
Share-based compensation		58,870		58,870
Balance (in shares) at Mar. 31, 2018	11,274,126
Balance at Mar. 31, 2018	$ 338,230	284,295,467	(239,763,639)	44,870,058
Balance (in shares) at Dec. 31, 2018	12,515,645
Balance at Dec. 31, 2018	$ 375,476	233,668,127	(230,222,985)	3,820,618
Net loss attributable to common shareholders			(487,146)	(487,146)
Share-based compensation (in shares)
Share-based compensation		24,863		24,863
Balance (in shares) at Mar. 31, 2019	12,515,645
Balance at Mar. 31, 2019	$ 375,476	$ 233,692,990	$ (230,710,131)	$ 3,358,335